CORPORATE TRANSACTIONS - Schedule of Acquisition-Date Fair Values And Recognized Amounts Of The Assets Acquired And Liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($) oz	Dec. 31, 2024 USD ($)	May 13, 2024 USD ($)	Mar. 24, 2023 oz
Disclosure of detailed information about business combination [line items]
Net asset (liability) – end of year	$ 230,881	$ 162,935
Current inventories	369,759	417,541
Non-current inventories	368,130	277,102
Borrowings	1,554,680	1,347,831
Borrowings, non-current	181,330	$ 135,592
Gold Prepay Transactions
Disclosure of detailed information about business combination [line items]
Contract liability, gold ounces delivered per month (ounces) | oz				3,869
Calibre Acquisition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	193,107
Receivables	31,573
Inventories	234,866
Restricted cash	11,616
Mineral properties, plant and equipment	2,925,832
Other assets	11,726
Accounts payable and accrued liabilities	(223,511)
Loans and borrowings	(339,227)
Deferred revenue	(50,454)
Derivative liabilities	(21,997)
Reclamation and closure cost provision	(75,532)
Deferred income tax liabilities	(604,594)
Other liabilities	(124,331)
Fair value of net assets acquired	1,969,074
Current inventories	188,200
Non-current inventories	46,700
Calibre Acquisition | Equipment Facility
Disclosure of detailed information about business combination [line items]
Borrowings	83,400
Borrowings current	14,900
Borrowings, non-current	$ 68,500
Calibre Acquisition | Gold Prepay Transactions
Disclosure of detailed information about business combination [line items]
Contract liability, gold ounces delivered per month (ounces) | oz	2,500
PAG Holding Corp (PAGH)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			$ 2,361
Receivables			7,379
Inventories			47,670
Restricted cash			15,716
Mineral properties, plant and equipment			3,630,255
Other assets			8,954
Accounts payable and accrued liabilities			(98,930)
Deferred revenue			(137,045)
Net asset (liability) – end of year			51,698
Reclamation and closure cost provision			(32,734)
Deferred income tax liabilities			(600,462)
Other liabilities			(112,468)
Fair value of net assets acquired			$ 2,678,998